Other Current Liabilities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended			6 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 9.625% TransUnion Holding PIK Toggle notes	Dec. 31, 2012 8.125% TransUnion Holding PIK Toggle notes	Jun. 30, 2013 TransUnion Corp-Successor	Jun. 30, 2013 TransUnion Holding Company, Inc.
Other Current Liabilities [Line Items]
Interest Rate		9.625%	8.125%
Increase (Decrease) in deferred income taxes	$ 9.1			$ (16.2)	$ (16.2)